Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2025
Accounting And Reporting Changes [Abstract]
Accounting and Reporting Changes	Accounting and Reporting ChangesFuture Accounting and Reporting Changes
(I)Annual Improvements to IFRS Accounting Standards – Volume 11
Annual Improvements to IFRS Accounting Standards – Volume 11 was issued in July 2024 and is effective on or after January 1,
2026. The IASB issued eight minor amendments to different standards as part of the Annual Improvements process, to be applied retrospectively except for amendments to IFRS 1 “First-Time Adoption of International Financial Reporting Standards” for
first time adopters and to IFRS 9 “Financial Instruments” (“IFRS 9”) for derecognition of lease liabilities. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(II)Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS
7)
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 “Financial Instruments”
and IFRS 7 “Financial Instruments: Disclosures” (“IFRS 7”)) were issued in May 2024 to be effective for years beginning on
January 2026 and to be applied retrospectively. The amendments clarify guidance on timing of derecognition of financial liabilities, on the assessment of cash flow characteristics and resulting classification and disclosure of financial assets with terms referencing contingent events including environmental, social and corporate governance events, and of the treatment of non-
recourse assets and contractually linked instruments. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(III)IFRS 18 “Presentation and Disclosure in the Financial Statements”
IFRS 18 “Presentation and Disclosure in Financial Statements” (“IFRS 18”) was issued in April 2024 to be effective for years beginning on January 1, 2027 and to be applied retrospectively. The standard replaces IAS 1 “Presentation of Financial
Statements” (“IAS 1”) while carrying forward many elements of IAS 1 unchanged. IFRS 18 introduces three sets of new requirements for presentation of financial statements and disclosures within financial statements:
•Introduction of five defined categories of income and expenses: operating, investing, financing, income taxes and discontinued operations, with defined subtotals and totals for “operating income (loss)”, “income or loss before financing and income taxes” and “income (loss)”,
•disclosure within a note to financial statements of management-defined performance measures (“MPMs”) with a reconciliation between MPMs and IFRS performance measures. MPMs are defined as subtotals of income and expenses not specified by IFRS Accounting Standards, which are used in public communications outside financial statements to communicate management’s view of the Company’s financial performance, and
•enhanced guidance on organizing information and determining whether to provide the information in the financial statements or in the notes. IFRS 18 also requires enhanced disclosure of operating expenses based on their characteristics, including their nature, function or both.
The Company is assessing the impact of this standard on the Company’s Consolidated Financial Statements.
(IV)Amendments to IAS 12 “Income Taxes”
Amendments to IAS 12 “Income Taxes” were issued in May 2023. The amendments relate to the Organization for Economic Co-
operation and Development’s International Pillar Two tax reform, which seeks to establish a global minimum income tax rate of
15% and addresses inter-jurisdictional base erosion and profit shifting, targeting larger international companies. Most jurisdictions have agreed to participate and effective dates for Global Minimum Taxes (“GMT”) vary by jurisdiction based on local legislation.
The amendments require that, effective for years beginning on or after January 1, 2023, disclosure of current tax expense or recovery related to GMT is required along with, to the extent that GMT legislation is enacted or substantively enacted but not yet in effect, disclosure of known or reasonably estimable information that helps users of financial statements understand the
Company’s exposure to GMT arising from that legislation.
The Company expects to pay GMT of $222 for the year ended December 31, 2025 arising from its operations in Barbados and
Hong Kong (2024 – $231).
The amendments also provide a temporary mandatory exception in IAS 12 from recognizing and disclosing deferred tax assets and liabilities related to GMT. The Company has applied the temporary exception from accounting for deferred taxes in respect of
GMT.